                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-09333

                  Oppenheimer Main Street Small- & Mid-Cap Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

                      Date of reporting period: 03/31/2011

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

                                                                 SHARES                      VALUE
                                                              -----------              ----------------
COMMON STOCKS--97.2%
CONSUMER DISCRETIONARY--14.7%

AUTO COMPONENTS--1.5%
American Axle & Manufacturing Holdings, Inc. (1)                  252,103              $      3,173,977
Autoliv, Inc.                                                      21,150                     1,569,965
Cooper Tire & Rubber Co.                                          310,550                     7,996,663
Dana Holding Corp. (1)                                          1,229,140                    21,374,745
Federal-Mogul Corp. (1)                                            65,049                     1,619,720
Lear Corp. (1)                                                     11,560                       564,937
TRW Automotive Holdings Corp. (1)                                  17,690                       974,365
Visteon Corp. (1)                                                 321,480                    20,089,285
                                                                                       ----------------
                                                                                             57,363,657

DISTRIBUTORS--0.4%
Core-Mark Holding Co., Inc. (1)                                     7,638                       252,436
Pool Corp.                                                        678,520                    16,359,117
                                                                                       ----------------
                                                                                             16,611,553

DIVERSIFIED CONSUMER SERVICES--1.3%
Apollo Group, Inc., Cl. A (1)                                     237,030                     9,886,521
Bridgepoint Education, Inc. (1)                                   114,400                     1,956,240
Capella Education Co. (1)                                         373,020                    18,572,666
Career Education Corp. (1)                                        358,954                     8,155,435
CPI Corp.                                                          51,970                     1,169,845
DeVry, Inc.                                                        14,200                       781,994
Hillenbrand, Inc.                                                  59,670                     1,282,905
ITT Educational Services, Inc. (1)                                 96,317                     6,949,272
Lincoln Educational Services Corp.                                210,055                     3,337,774
Sotheby's                                                           1,300                        68,380
                                                                                       ----------------
                                                                                             52,161,032

HOTELS, RESTAURANTS & LEISURE--1.7%
AFC Enterprises, Inc. (1)                                          71,130                     1,076,197
Bally Technologies, Inc. (1)                                      455,720                    17,249,002
Bob Evans Farms, Inc.                                              43,000                     1,401,800
Brinker International, Inc.                                       324,350                     8,206,055
CEC Entertainment, Inc.                                           105,790                     3,991,457
Cracker Barrel Old Country Store, Inc.                            480,450                    23,609,313
Domino's Pizza, Inc. (1)                                          115,060                     2,120,556
Papa John's International, Inc. (1)                               219,901                     6,964,265
Ruby Tuesday, Inc. (1)                                             77,070                     1,010,388
Speedway Motorsports, Inc.                                        149,814                     2,394,028
                                                                                       ----------------
                                                                                             68,023,061

HOUSEHOLD DURABLES--0.3%
American Greetings Corp., Cl. A                                   255,185                     6,022,366
CSS Industries, Inc.                                               47,530                       895,941
Helen of Troy Ltd. (1)                                             87,816                     2,581,790
Kid Brands, Inc. (1)                                              167,570                     1,231,640
                                                                                       ----------------
                                                                                             10,731,737

1 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

                                                                 SHARES                      VALUE
                                                              -----------              ----------------
LEISURE EQUIPMENT & PRODUCTS--0.4%
JAKKS Pacific, Inc. (1)                                           239,450              $      4,633,358
Polaris Industries, Inc.                                           42,495                     3,697,915
Sturm, Ruger & Co., Inc.                                          337,140                     7,744,106
                                                                                       ----------------
                                                                                             16,075,379

MEDIA--1.9%
Dish Network Corp., Cl. A (1)                                      81,020                     1,973,647
Gannett Co., Inc.                                                 497,190                     7,572,204
Harte-Hanks, Inc.                                                   3,062                        36,438
Imax Corp. (1)                                                  1,199,280                    38,352,974
Interpublic Group of Cos., Inc. (The)                             315,420                     3,964,829
Journal Communications, Inc. (1)                                  219,780                     1,318,680
Lee Enterprises, Inc. (1)                                         572,690                     1,546,263
McClatchy Co., Cl. A (1)                                          228,870                       778,158
Meredith Corp.                                                     66,187                     2,245,063
National CineMedia, Inc.                                            4,015                        74,960
Scholastic Corp.                                                  168,294                     4,550,670
Sinclair Broadcast Group, Inc., Cl. A                             631,517                     7,919,223
Valassis Communications, Inc. (1)                                 190,827                     5,560,699
                                                                                       ----------------
                                                                                             75,893,808

MULTILINE RETAIL--0.4%
Big Lots, Inc. (1)                                                163,834                     7,115,311
Dillard's, Inc., Cl. A                                            251,245                    10,079,949
                                                                                       ----------------
                                                                                             17,195,260

SPECIALTY RETAIL--4.3%
Aeropostale, Inc. (1)                                             265,100                     6,447,232
American Eagle Outfitters, Inc.                                   127,070                     2,019,142
AnnTaylor Stores Corp. (1)                                         34,910                     1,016,230
Ascena Retail Group, Inc. (1)                                      83,960                     2,721,144
Books-A-Million, Inc.                                              96,950                       400,404
Cato Corp., Cl. A                                                 312,058                     7,645,421
Children's Place Retail Stores, Inc. (1)                        1,010,935                    50,374,891
Collective Brands, Inc. (1)                                        74,360                     1,604,689
DSW, Inc., Cl. A (1)                                              149,553                     5,976,138
Express, Inc.                                                     254,483                     4,972,598
Finish Line, Inc. (The), Cl. A                                    399,250                     7,925,113
Foot Locker, Inc.                                                 207,420                     4,090,322
GameStop Corp., Cl. A (1)                                         186,320                     4,195,926
Jos. A. Banks Clothiers, Inc. (1)                                 117,849                     5,996,157
Kirkland's, Inc. (1)                                              391,932                     6,051,430
Men's Wearhouse, Inc. (The)                                        73,452                     1,987,611
Pier 1 Imports, Inc. (1)                                           96,820                       982,723
Rent-A-Center, Inc.                                               251,600                     8,783,356
Sally Beauty Holdings, Inc. (1)                                    71,170                       997,092
Select Comfort Corp. (1)                                          312,140                     3,764,408
Signet Jewelers Ltd. (1)                                          153,040                     7,042,901

2 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

                                                                 SHARES                      VALUE
                                                              -----------              ----------------
SPECIALTY RETAIL CONTINUED
Stage Stores, Inc.                                                 91,949              $      1,767,260
Tractor Supply Co.                                                504,670                    30,209,546
Williams-Sonoma, Inc.                                              97,310                     3,941,055
                                                                                       ----------------
                                                                                            170,912,789

TEXTILES, APPAREL & LUXURY GOODS--2.5%
Carter's, Inc. (1)                                                  1,874                        53,653
Fossil, Inc. (1)                                                  448,753                    42,025,718
Perry Ellis International, Inc. (1)                               145,900                     4,015,168
Phillips/Van Heusen Corp.                                         475,527                    30,923,521
Timberland Co., Cl. A (1)                                         336,124                    13,878,560
True Religion Apparel, Inc. (1)                                    85,988                     2,018,138
Warnaco Group, Inc. (The) (1)                                     131,740                     7,534,211
                                                                                       ----------------
                                                                                            100,448,969

CONSUMER STAPLES--2.6%
BEVERAGES--0.2%
Constellation Brands, Inc., Cl. A (1)                             187,700                     3,806,556
Cott Corp. (1)                                                    724,670                     6,087,228
                                                                                       ----------------
                                                                                              9,893,784

FOOD & STAPLES RETAILING--0.1%
Nash Finch Co.                                                     51,542                     1,955,503
Safeway, Inc.                                                      33,370                       785,530
Spartan Stores, Inc.                                                2,170                        32,094
Weis Markets, Inc.                                                 12,127                       490,658
                                                                                       ----------------
                                                                                              3,263,785

FOOD PRODUCTS--1.1%
B&G Foods, Inc., Cl. A                                             44,766                       840,258
Cal-Maine Foods, Inc.                                             115,803                     3,416,189
Corn Products International, Inc.                                  78,320                     4,058,542
Flowers Foods, Inc.                                                28,690                       781,229
Fresh Del Monte Produce, Inc.                                      83,762                     2,187,026
Hormel Foods Corp. (1)                                            102,290                     2,847,754
Overhill Farms, Inc. (1)                                          155,960                       949,796
Smithfield Foods, Inc. (1)                                         83,380                     2,006,123
TreeHouse Foods, Inc. (1)                                         352,920                    20,070,560
Tyson Foods, Inc., Cl. A                                          284,170                     5,453,222
                                                                                       ----------------
                                                                                             42,610,699

HOUSEHOLD PRODUCTS--0.8%
Central Garden & Pet Co., Cl. A (1)                               454,381                     4,184,849
Church & Dwight Co., Inc.                                         353,300                    28,030,822
                                                                                       ----------------
                                                                                             32,215,671

PERSONAL PRODUCTS--0.4%
Herbalife Ltd.                                                     89,912                     7,315,240
Inter Parfums, Inc.                                                41,032                       759,502
Nu Skin Asia Pacific, Inc., Cl. A                                 174,213                     5,008,624

3 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

                                                                 SHARES                      VALUE
                                                              -----------              ----------------
PERSONAL PRODUCTS CONTINUED
Prestige Brands Holdings, Inc. (1)                                408,032              $      4,692,368
                                                                                       ----------------
                                                                                             17,775,734

ENERGY--5.4%
ENERGY EQUIPMENT & SERVICES--1.4%
Atwood Oceanics, Inc. (1)                                         153,417                     7,123,151
Bolt Technology Corp. (1)                                          88,789                     1,202,203
Cal Dive International, Inc. (1)                                  320,719                     2,238,619
Compagnie Generale de Geophysique-Veritas, Sponsored ADR (1)      121,520                     4,397,809
Complete Production Services, Inc. (1)                            206,315                     6,562,880
Helmerich & Payne, Inc.                                            16,120                     1,107,283
Nabors Industries Ltd. (1)                                         37,330                     1,134,085
Newpark Resources, Inc. (1)                                       474,250                     3,727,605
North American Energy Partners, Inc. (1)                            5,839                        71,995
Oil States International, Inc. (1)                                 81,763                     6,225,435
Patterson-UTI Energy, Inc.                                         54,490                     1,601,461
Precision Drilling Corp. (1)                                      604,734                     8,188,098
RPC, Inc.                                                          53,840                     1,363,229
Seacor Holdings, Inc.                                               9,170                       847,858
Superior Energy Services, Inc. (1)                                186,874                     7,661,834
Tetra Technologies, Inc. (1)                                      230,580                     3,550,932
                                                                                       ----------------
                                                                                             57,004,477

OIL, GAS & CONSUMABLE FUELS--4.0%
Alpha Natural Resources, Inc. (1)                                  35,570                     2,111,791
Arch Coal, Inc.                                                   166,920                     6,015,797
Callon Petroleum Co. (1)                                          253,501                     1,969,703
Cloud Peak Energy, Inc. (1)                                       337,390                     7,284,250
Contango Oil & Gas Co. (1)                                         33,660                     2,128,658
CVR Energy, Inc. (1)                                              248,065                     5,745,185
Dominion Resources Black Warrior Trust                             66,080                       917,190
Gran Tierra Energy, Inc. (1)                                      512,019                     4,131,993
Green Plains Renewable Energy, Inc. (1)                            26,493                       318,446
Holly Corp.                                                       548,737                    33,341,260
International Coal Group, Inc. (1)                                100,490                     1,135,537
James River Coal Co. (1)                                          150,725                     3,643,023
MarkWest Energy Partners LP                                       550,050                    26,660,924
PAA Natural Gas Storage LP                                        470,600                    11,077,924
Pengrowth Energy Corp.                                            500,180                     6,917,489
Petrobras Argentina SA, ADR                                        55,524                     1,226,525
PetroQuest Energy, Inc. (1)                                       508,334                     4,758,006
Plains All American Pipeline LP                                   244,800                    15,601,104
PrimeEnergy Corp. (1)                                              24,902                       651,436
Stone Energy Corp. (1)                                            312,059                    10,413,409
Teekay Offshore Partners LP                                        97,360                     2,969,480
Tesoro Corp. (1)                                                   74,930                     2,010,372

4 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

                                                                 SHARES                      VALUE
                                                              -----------              ----------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Ultrapar Participacoes SA, Sponsored ADR (1)                      163,310              $      2,768,105
VAALCO Energy, Inc. (1)                                           278,480                     2,161,005
W&T Offshore, Inc.                                                207,140                     4,720,721
                                                                                       ----------------
                                                                                            160,679,333

FINANCIALS--20.1%
CAPITAL MARKETS--1.4%
American Capital Ltd. (1)                                         115,350                     1,141,965
Apollo Global Management LLC (1)                                  532,810                     9,590,580
Calamos Asset Management, Inc., Cl. A                              81,860                     1,358,057
Federated Investors, Inc., Cl. B                                  167,334                     4,476,185
Gladstone Investment Corp.                                        200,130                     1,553,009
Janus Capital Group, Inc.                                         423,766                     5,284,362
MF Global Holdings Ltd. (1)                                     2,263,893                    18,745,034
Oppenheimer Holdings, Inc., Cl. A, Non-Vtg.                        12,030                       403,125
Solar Capital Ltd.                                                 69,552                     1,660,902
Stifel Financial Corp. (1)                                         95,854                     6,881,359
Triangle Capital Corp.                                             55,710                     1,006,123
Waddell & Reed Financial, Inc., Cl. A                              56,240                     2,283,906
                                                                                       ----------------
                                                                                             54,384,607

COMMERCIAL BANKS--1.8%
Banco Latinoamericano de Exportaciones SA, Cl. E                  174,924                     3,054,173
BBVA Banco Frances SA, ADR                                        179,833                     1,972,768
Century Bancorp, Inc., Cl. A                                       42,800                     1,145,756
City Holding Co.                                                   21,063                       744,788
First Midwest Bancorp, Inc.                                       575,690                     6,787,385
FirstMerit Corp.                                                1,196,830                    20,417,920
Fulton Financial Corp.                                             34,630                       384,739
Grupo Financiero Galicia SA (1)                                   144,593                     1,797,291
IBERIABANK Corp.                                                  410,031                    24,655,164
International Bancshares Corp.                                     85,653                     1,570,876
KeyCorp                                                           174,230                     1,547,162
National Bankshares, Inc.                                          33,008                       953,931
Northrim BanCorp, Inc.                                             60,570                     1,156,281
Synovus Financial Corp.                                         2,665,740                     6,397,776
                                                                                       ----------------
                                                                                             72,586,010

CONSUMER FINANCE--1.2%
Advance America Cash Advance Centers, Inc.                        715,485                     3,792,071
Cash America International, Inc.                                  224,245                    10,326,482
Credit Acceptance Corp. (1)                                        72,718                     5,160,069
EZCORP, Inc., Cl. A (1)                                           334,101                    10,487,430
First Cash Financial Services, Inc. (1)                           150,752                     5,819,027
Nelnet, Inc., Cl. A                                               127,492                     2,783,150
World Acceptance Corp. (1)                                        146,824                     9,572,925
                                                                                       ----------------
                                                                                             47,941,154

DIVERSIFIED FINANCIAL SERVICES--1.7%
Encore Capital Group, Inc. (1)                                    164,820                     3,904,586
Life Partners Holdings, Inc.                                      299,060                     2,404,442

5 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

                                                                 SHARES                      VALUE
                                                              -----------              ----------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
Moody's Corp.                                                     388,200              $     13,163,862
MSCI, Inc., Cl. A (1)                                           1,318,680                    48,553,798
                                                                                       ----------------
                                                                                             68,026,688

INSURANCE--5.6%
Allied World Assurance Holdings Ltd.                              115,003                     7,209,538
American Equity Investment Life Holding Co.                       484,537                     6,357,125
American Financial Group, Inc.                                    123,210                     4,314,814
American Safety Insurance Holdings Ltd. (1)                        64,000                     1,371,520
Amerisafe, Inc. (1)                                               180,044                     3,980,773
AmTrust Financial Services, Inc.                                  330,054                     6,294,130
Arch Capital Group Ltd. (1)                                       114,560                    11,363,206
Aspen Insurance Holdings Ltd.                                     230,775                     6,360,159
Axis Capital Holdings Ltd.                                         84,310                     2,944,105
Berkley (W.R.) Corp.                                              664,680                    21,409,343
Brown & Brown, Inc.                                               490,200                    12,647,160
CNA Financial Corp.                                                26,600                       786,030
Delphi Financial Group, Inc., Cl. A                                41,836                     1,284,784
EMC Insurance Group, Inc.                                          44,170                     1,096,741
Endurance Specialty Holdings Ltd.                                 192,612                     9,403,318
Enstar Group Ltd. (1)                                              44,854                     4,480,018
FBL Financial Group, Inc., Cl. A                                  150,970                     4,637,798
Fidelity National Financial, Inc., Cl. A                          271,270                     3,833,045
First American Financial Corp.                                    126,356                     2,084,874
FPIC Insurance Group, Inc. (1)                                    118,999                     4,510,062
Hanover Insurance Group, Inc.                                      71,780                     3,248,045
Harleysville Group, Inc.                                           81,194                     2,689,957
Horace Mann Educators Corp.                                       272,481                     4,577,681
Infinity Property & Casualty Corp.                                101,699                     6,050,074
Maiden Holdings Ltd.                                              188,546                     1,412,210
Meadowbrook Insurance Group, Inc.                                 365,397                     3,781,859
Montpelier Re Holdings Ltd.                                       217,610                     3,845,169
National Financial Partners Corp. (1)                             167,350                     2,468,413
National Interstate Corp.                                          46,690                       973,487
National Western Life Insurance Co., Cl. A                         10,540                     1,710,115
Navigators Group, Inc. (The) (1)                                   58,170                     2,995,755
OneBeacon Insurance Group Ltd.                                    206,020                     2,787,451
Primerica, Inc.                                                   152,919                     3,900,964
ProAssurance Corp. (1)                                             66,596                     4,220,189
Protective Life Corp.                                             275,148                     7,305,179
Reinsurance Group of America, Inc.                                102,820                     6,455,040
RenaissanceRe Holdings Ltd.                                         1,160                        80,028
RLI Corp.                                                          28,750                     1,657,438
Selective Insurance Group, Inc.                                   121,430                     2,100,739
StanCorp Financial Group, Inc.                                    149,109                     6,876,907
Symetra Financial Corp.                                           384,398                     5,227,813
Torchmark Corp.                                                   224,150                    14,901,492
Tower Group, Inc.                                                  78,770                     1,892,843
Transatlantic Holdings, Inc.                                       37,460                     1,823,178

6 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

                                                                 SHARES                      VALUE
                                                              -----------              ----------------
INSURANCE CONTINUED
Unitrin, Inc.                                                     264,040              $      8,153,555
UnumProvident Corp.                                               131,560                     3,453,450
Validus Holdings Ltd.                                              46,807                     1,560,077
XL Group plc                                                       91,280                     2,245,488
                                                                                       ----------------
                                                                                            224,763,139

REAL ESTATE INVESTMENT TRUSTS--6.4%
Associated Estates Realty Corp.                                   151,790                     2,410,425
BRE Properties, Inc., Cl. A                                       147,450                     6,956,691
Camden Property Trust                                              72,510                     4,120,018
CBL & Associates Properties, Inc.                                 442,760                     7,712,879
Chatham Lodging Trust                                             369,850                     6,010,063
Colonial Properties Trust                                          50,560                       973,280
Developers Diversified Realty Corp.                               139,450                     1,952,300
Digital Realty Trust, Inc.                                        977,480                    56,830,687
Essex Property Trust, Inc.                                         32,740                     4,059,760
Extra Space Storage, Inc.                                         338,550                     7,011,371
Hatteras Financial Corp.                                          936,790                    26,342,535
Home Properties of New York, Inc.                                  65,510                     3,861,815
LaSalle Hotel Properties                                          782,410                    21,125,070
Mid-America Apartment Communities, Inc.                           441,239                    28,327,543
Plum Creek Timber Co., Inc.                                        26,890                     1,172,673
Post Properties, Inc.                                              51,270                     2,012,348
PS Business Parks, Inc.                                            62,724                     3,634,229
Rayonier, Inc.                                                    132,600                     8,262,306
Realty Income Corp.                                                11,110                       388,295
Sovran Self Storage, Inc.                                           2,330                        92,152
Starwood Property Trust, Inc.                                     923,460                    20,593,158
Strategic Hotels & Resorts, Inc. (1)                              289,040                     1,864,308
Tanger Factory Outlet Centers, Inc.                               984,962                    25,845,403
Taubman Centers, Inc.                                             135,070                     7,237,051
U-Store-It Real Estate Investment Trust                           442,353                     4,653,554
UDR, Inc.                                                         113,400                     2,763,558
Urstadt Biddle Properties, Inc., Cl. A                             10,377                       197,371
                                                                                       ----------------
                                                                                            256,410,843

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
CB Richard Ellis Group, Inc., Cl. A (1)                           116,870                     3,120,429
Jones Lang LaSalle, Inc.                                           36,190                     3,609,591
                                                                                       ----------------
                                                                                              6,730,020

THRIFTS & MORTGAGE FINANCE--1.8%
BankUnited, Inc.                                                  581,540                    16,696,013
BofI Holding, Inc. (1)                                             61,610                       956,187
Federal Agricultural Mortgage Corp., Non-Vtg.                       6,036                       115,348
First Defiance Financial Corp. (1)                                121,120                     1,725,960
First Niagara Financial Group, Inc.                             1,517,574                    20,608,655
MGIC Investment Corp. (1)                                       3,493,350                    31,055,882
Viewpoint Financial Group                                          70,290                       913,770
                                                                                       ----------------
                                                                                             72,071,815

7 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

                                                                 SHARES                      VALUE
                                                              -----------              ----------------
HEALTH CARE--11.6%
BIOTECHNOLOGY--0.4%
Cephalon, Inc.  (1)                                                 10,070              $        763,105
Human Genome Sciences, Inc.  (1)                                   240,120                     6,591,294
Indevus Pharmaceuticals, Inc.  (1)                                  14,100                           141
Myriad Genetics, Inc. (1)                                           73,913                     1,489,347
PDL BioPharma, Inc.                                                926,540                     5,373,932
                                                                                        ----------------
                                                                                              14,217,819

HEALTH CARE EQUIPMENT & SUPPLIES--2.6%
Atrion Corp.                                                        17,326                     3,022,867
China Medical Technologies, Inc., Sponsored ADR (1)                132,090                     1,537,528
Cooper Cos., Inc. (The)                                             36,118                     2,508,395
Cyberonics, Inc. (1)                                                 5,701                       181,349
Dexcom, Inc. (1)                                                   747,773                    11,605,437
Greatbatch, Inc. (1)                                               662,733                    17,535,915
Haemonetics Corp. (1)                                               19,995                     1,310,472
Hill-Rom Holdings, Inc.                                             73,898                     2,806,646
ICU Medical, Inc. (1)                                               29,608                     1,296,238
Immucor, Inc. (1)                                                    4,825                        95,439
Integra LifeSciences Holdings (1)                                   99,336                     4,710,513
Invacare Corp.                                                     245,655                     7,644,784
Kensey Nash Corp. (1)                                              142,565                     3,551,294
Kinetic Concepts, Inc. (1)                                         144,510                     7,864,234
Orthofix International NV (1)                                      322,650                    10,473,219
Sirona Dental Systems, Inc. (1)                                    120,688                     6,053,710
Steris Corp.                                                       161,330                     5,572,338
Teleflex, Inc.                                                         660                        38,267
Utah Medical Products, Inc.                                         34,010                       984,249
Volcano Corp. (1)                                                  582,730                    14,917,888
Young Innovations, Inc.                                             37,150                     1,166,510
                                                                                        ----------------
                                                                                             104,877,292

HEALTH CARE PROVIDERS & SERVICES--4.5%
Air Methods Corp. (1)                                               16,018                     1,077,211
Allied Healthcare International, Inc. (1)                          332,839                       845,411
Almost Family, Inc. (1)                                             82,492                     3,104,999
Amedisys, Inc. (1)                                                  51,635                     1,807,225
AMERIGROUP Corp. (1)                                               147,330                     9,465,953
AmSurg Corp. (1)                                                   237,603                     6,044,620
Chemed Corp.                                                        87,505                     5,828,708
Continucare Corp. (1)                                              318,390                     1,703,387
CorVel Corp. (1)                                                    23,660                     1,258,239
Ensign Group, Inc. (The)                                            91,146                     2,910,292
Gentiva Health Services, Inc. (1)                                  187,781                     5,263,501
Hanger Orthopedic Group, Inc. (1)                                   87,054                     2,266,016
Health Management Associates, Inc., Cl. A (1)                    2,761,193                    30,097,004

8 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

                                                                 SHARES                      VALUE
                                                              -----------              ----------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Health Net, Inc. (1)                                               63,130              $      2,064,351
HEALTHSOUTH Corp. (1)                                             133,090                     3,324,588
Healthspring, Inc. (1)                                            714,573                    26,703,593
Healthways, Inc. (1)                                               39,282                       603,764
HMS Holdings Corp. (1)                                            269,520                    22,060,212
Kindred Healthcare, Inc. (1)                                       40,500                       967,140
LHC Group, Inc. (1)                                               220,596                     6,617,880
LifePoint Hospitals, Inc. (1)                                     158,020                     6,349,244
Lincare Holdings, Inc.                                            240,262                     7,126,171
Magellan Health Services, Inc. (1)                                172,891                     8,485,490
MEDNAX, Inc. (1)                                                    9,160                       610,148
Metropolitan Health Networks, Inc. (1)                            453,530                     2,145,197
Owens & Minor, Inc.                                                23,536                       764,449
PharMerica Corp. (1)                                               17,393                       198,976
Providence Service Corp. (1)                                       55,330                       828,843
PSS World Medical, Inc. (1)                                       107,760                     2,925,684
Skilled Healthcare Group, Inc., Cl. A (1)                         229,550                     3,303,225
Triple-S Management Corp., Cl. B (1)                              181,068                     3,726,379
U.S. Physical Therapy, Inc.                                       134,859                     3,012,750
Universal American Corp.                                          270,154                     6,189,228
Universal Health Services, Inc., Cl. B                                878                        43,382
                                                                                       ----------------
                                                                                            179,723,260

HEALTH CARE TECHNOLOGY--1.2%
Allscripts Healthcare Solutions, Inc. (1)                       1,458,970                    30,623,780
SXC Health Solutions Corp. (1)                                    337,842                    18,513,742
                                                                                       ----------------
                                                                                             49,137,522

LIFE SCIENCES TOOLS & SERVICES--0.5%
Bruker Corp. (1)                                                  268,890                     5,606,357
Cambrex Corp. (1)                                                 358,650                     1,972,575
eResearch Technology, Inc. (1)                                    200,385                     1,356,606
Harvard Bioscience, Inc. (1)                                      259,640                     1,474,755
Waters Corp. (1)                                                  132,760                    11,536,844
                                                                                       ----------------
                                                                                             21,947,137

PHARMACEUTICALS--2.4%
Endo Pharmaceuticals Holdings, Inc. (1)                           250,396                     9,555,111
Forest Laboratories, Inc. (1)                                      30,410                       982,243
Hi-Tech Pharmacal Co., Inc. (1)                                   103,535                     2,084,160
Impax Laboratories, Inc. (1)                                      252,890                     6,436,051
Medicines Co. (The) (1)                                           310,550                     5,058,860
Medicis Pharmaceutical Corp., Cl. A                               238,786                     7,650,703
Par Pharmaceutical Cos., Inc. (1)                                 165,821                     5,153,717
Perrigo Co.                                                       235,854                    18,755,110
Questcor Pharmaceuticals, Inc. (1)                                583,790                     8,412,414

9 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

                                                                 SHARES                      VALUE
                                                              -----------              ----------------
PHARMACEUTICALS CONTINUED
Salix Pharmaceuticals Ltd. (1)                                    461,968              $     16,182,739
ViroPharma, Inc. (1)                                              339,775                     6,761,523
Warner Chilcott plc, Cl. A (1)                                    344,040                     8,009,251
                                                                                       ----------------
                                                                                             95,041,882

INDUSTRIALS--16.7%
AEROSPACE & DEFENSE--1.8%
AAR Corp. (1)                                                      68,440                     1,897,157
BE Aerospace, Inc. (1)                                            845,427                    30,038,021
Ceradyne, Inc. (1)                                                 24,545                     1,106,489
Cubic Corp.                                                       123,280                     7,088,600
Ducommun, Inc.                                                     64,482                     1,541,120
Esterline Technologies Corp. (1)                                    3,490                       246,813
LMI Aerospace, Inc. (1)                                            19,490                       393,893
Moog, Inc., Cl. A (1)                                              86,240                     3,959,278
National Presto Industries, Inc.                                   45,825                     5,163,561
Spirit Aerosystems Holdings, Inc., Cl. A (1)                      664,230                    17,050,784
Teledyne Technologies, Inc. (1)                                    44,570                     2,304,715
                                                                                       ----------------
                                                                                             70,790,431

AIR FREIGHT & LOGISTICS--0.8%
Atlas Air Worldwide Holdings, Inc. (1)                            118,672                     8,273,812
Hub Group, Inc., Cl. A (1)                                        721,960                    26,127,732
                                                                                       ----------------
                                                                                             34,401,544

AIRLINES--1.0%
Alaska Air Group, Inc. (1)                                        132,290                     8,389,832
Copa Holdings SA, Cl. A                                            22,700                     1,198,560
Hawaiian Holdings, Inc. (1)                                       688,319                     4,136,797
JetBlue Airways Corp. (1)                                       1,018,281                     6,384,622
Pinnacle Airlines Corp. (1)                                       136,220                       783,265
Republic Airways Holdings, Inc. (1)                               494,991                     3,182,792
Southwest Airlines Co.                                            198,890                     2,511,981
Tam SA, Sponsored ADR (1)                                         134,400                     2,653,056
United Continental Holdings, Inc. (1)                             278,510                     6,402,945
US Airways Group, Inc. (1)                                        488,172                     4,251,978
                                                                                       ----------------
                                                                                             39,895,828

BUILDING PRODUCTS--0.0%
Quanex Building Products Corp.                                     83,860                     1,646,172
COMMERCIAL SERVICES & SUPPLIES--1.7%
APAC Teleservices, Inc. (1)                                       128,218                       770,590
Avery-Dennison Corp.                                               48,190                     2,022,052
Brink's Co. (The)                                                 129,148                     4,276,090
Consolidated Graphics, Inc. (1)                                   127,381                     6,958,824
Deluxe Corp.                                                      401,412                    10,653,474
Ennis, Inc.                                                       187,048                     3,185,427
G&K Services, Inc., Cl. A                                          80,743                     2,684,705
Knoll, Inc.                                                       234,690                     4,919,102

10 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

                                                                 SHARES                      VALUE
                                                              -----------              ----------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
M&F Worldwide Corp. (1)                                           115,129              $      2,892,040
Pitney Bowes, Inc.                                                 37,700                       968,513
R.R. Donnelley & Sons Co.                                         275,173                     5,206,273
Team, Inc. (1)                                                     61,969                     1,627,306
UniFirst Corp.                                                     63,054                     3,342,493
Waste Connections, Inc.                                           684,910                    19,718,559
                                                                                       ----------------
                                                                                             69,225,448

CONSTRUCTION & ENGINEERING--2.5%
Aecom Technology Corp. (1)                                        697,482                    19,341,176
Baker (Michael) Corp. (1)                                          99,429                     2,890,401
Chicago Bridge & Iron Co. NV                                      248,390                    10,099,537
Great Lakes Dredge & Dock Co.                                     640,691                     4,888,472
KBR, Inc.                                                         973,620                    36,773,627
MasTec, Inc. (1)                                                  134,027                     2,787,762
Sterling Construction Co., Inc. (1)                               111,410                     1,880,601
Tutor Perini Corp.                                                681,880                    16,610,597
URS Corp. (1)                                                      83,230                     3,832,742
                                                                                       ----------------
                                                                                             99,104,915

ELECTRICAL EQUIPMENT--1.6%
Advanced Battery Technologies, Inc. (1)                           360,350                       699,079
AZZ, Inc.                                                          94,788                     4,322,333
Brady Corp., Cl. A                                                 68,706                     2,452,117
Franklin Electric Co., Inc.                                        23,720                     1,095,864
Generac Holdings, Inc. (1)                                        718,050                    14,569,235
Hubbell, Inc., Cl. B                                               82,997                     5,895,277
Lihua International, Inc. (1)                                     170,301                     1,495,243
Regal-Beloit Corp.                                                319,341                    23,576,946
Thomas & Betts Corp. (1)                                          147,289                     8,759,277
                                                                                       ----------------
                                                                                             62,865,371

INDUSTRIAL CONGLOMERATES--0.2%
Seaboard Corp.                                                      1,811                     4,369,943
Tredegar Corp.                                                    221,874                     4,788,041
                                                                                       ----------------
                                                                                              9,157,984

MACHINERY--3.0%
Alamo Group, Inc.                                                  52,190                     1,432,616
Blount International, Inc. (1)                                     43,242                       691,007
Briggs & Stratton Corp.                                           269,040                     6,093,756
China Yuchai International Ltd. (1)                               188,644                     5,532,929
Crane Co.                                                          45,576                     2,207,246
Duoyuan Global Water, Inc., ADR (1)                                94,914                       572,331
EnPro Industries, Inc. (1)                                            552                        20,049
Freightcar America, Inc. (1)                                      298,510                     9,704,560
Gardner Denver, Inc.                                              265,499                    20,716,887
L.B. Foster Co., Cl. A                                              6,508                       280,560
Mueller Industries, Inc.                                           57,840                     2,118,101
NACCO Industries, Inc., Cl. A                                      15,147                     1,676,318

11 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

                                                                 SHARES                      VALUE
                                                              -----------              ----------------
MACHINERY CONTINUED
Navistar International Corp. (1)                                   43,810              $      3,037,347
Oshkosh Corp. (1)                                                 221,040                     7,820,395
Robbins & Myers, Inc.                                               1,261                        57,993
Sauer-Danfoss, Inc. (1)                                            36,491                     1,858,487
Terex Corp. (1)                                                   403,550                    14,947,492
Timken Co.                                                        182,490                     9,544,227
Toro Co. (The)                                                    131,757                     8,724,949
TriMas Corp. (1)                                                   16,000                       344,000
Twin Disc, Inc.                                                     5,810                       187,198
Wabtec Corp.                                                      298,570                    20,252,003
Watts Water Technologies, Inc., Cl. A                              17,716                       676,574
                                                                                       ----------------
                                                                                            118,497,025

MARINE--0.2%
Diana Shipping, Inc. (1)                                          253,807                     3,005,075
Safe Bulkers, Inc.                                                478,230                     4,332,764
                                                                                       ----------------
                                                                                              7,337,839

PROFESSIONAL SERVICES--1.9%
CBIZ, Inc. (1)                                                    695,109                     5,011,736
Dolan Co. (The) (1)                                               374,036                     4,540,797
GP Strategies Corp. (1)                                           128,235                     1,743,996
Korn-Ferry International (1)                                      752,940                    16,767,974
Robert Half International, Inc.                                 1,513,570                    46,315,242
                                                                                       ----------------
                                                                                             74,379,745

ROAD & RAIL--1.7%
Amerco (1)                                                         67,599                     6,557,103
Avis Budget Group, Inc. (1)                                         4,424                        79,234
Genesee & Wyoming, Inc., Cl. A (1)                                261,150                    15,198,930
Guangshen Railway Co. Ltd., Sponsored ADR                           8,312                       156,266
Heartland Express, Inc.                                            89,020                     1,563,191
Old Dominion Freight Line, Inc. (1)                             1,262,139                    44,288,458
                                                                                       ----------------
                                                                                             67,843,182

TRADING COMPANIES & DISTRIBUTORS--0.3%
Aircastle Ltd.                                                    172,231                     2,078,828
Applied Industrial Technologies, Inc.                             211,131                     7,022,217
DXP Enterprises, Inc. (1)                                          58,924                     1,359,966
Fly Leasing Ltd., ADR                                              84,922                     1,174,471
                                                                                       ----------------
                                                                                             11,635,482

INFORMATION TECHNOLOGY--15.8%
COMMUNICATIONS EQUIPMENT--1.8%
Arris Group, Inc. (1)                                             377,510                     4,809,477
Black Box Corp.                                                    84,136                     2,957,380
Blue Coat Systems, Inc. (1)                                       922,496                    25,977,487
Comtech Telecommunications Corp.                                   69,894                     1,899,719
Ituran Location & Control Ltd.                                     72,577                     1,088,655
Plantronics, Inc.                                                 202,115                     7,401,451

12 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

                                                                 SHARES                      VALUE
                                                              -----------              ----------------
COMMUNICATIONS EQUIPMENT CONTINUED
Polycom, Inc. (1)                                                 540,170              $     28,007,815
                                                                                       ----------------
                                                                                             72,141,984

COMPUTERS & PERIPHERALS--1.1%
China Digital TV Holding Co. Ltd., ADR                            159,120                     1,136,117
Lexmark International, Inc., Cl. A (1)                             48,710                     1,804,218
Logitech International SA (1)                                      92,960                     1,685,365
QLogic Corp. (1)                                                  326,020                     6,047,671
Synaptics, Inc. (1)                                               236,608                     6,393,148
Western Digital Corp. (1)                                         688,990                    25,692,437
                                                                                       ----------------
                                                                                             42,758,956

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.4%
Anixter International, Inc.                                        44,405                     3,103,465
AVX Corp.                                                         446,812                     6,661,967
Brightpoint, Inc. (1)                                              95,549                     1,035,751
Celestica, Inc. (1)                                               166,275                     1,782,468
Coherent, Inc. (1)                                                 65,160                     3,786,448
Dolby Laboratories, Inc., Cl. A (1)                               253,146                    12,457,315
Insight Enterprises, Inc. (1)                                     365,094                     6,217,551
KEMET Corp. (1)                                                   193,551                     2,870,361
Littlefuse, Inc.                                                   39,620                     2,262,302
MTS Systems Corp.                                                   1,318                        60,035
Multi-Fineline Electronix, Inc. (1)                               153,408                     4,329,174
Newport Corp. (1)                                                  21,212                       378,210
Power-One, Inc. (1)                                               238,170                     2,083,988
Vishay Intertechnology, Inc. (1)                                  540,480                     9,588,115
                                                                                       ----------------
                                                                                             56,617,150

INTERNET SOFTWARE & SERVICES--1.0%
AOL, Inc. (1)                                                      35,967                       702,436
EarthLink, Inc.                                                   196,223                     1,536,426
j2 Global Communications, Inc. (1)                                881,363                    26,009,022
Open Text Corp. (1)                                                96,122                     5,990,323
ValueClick, Inc. (1)                                              459,981                     6,651,325
Web.com Group, Inc. (1)                                             7,644                       111,526
                                                                                       ----------------
                                                                                             41,001,058

IT SERVICES--1.9%
Acxiom Corp. (1)                                                  376,888                     5,408,343
CACI International, Inc., Cl. A (1)                               343,723                    21,077,094
Cardtronics, Inc. (1)                                              51,250                     1,042,938
CGI Group, Inc., Cl. A (1)                                        123,120                     2,576,902
Convergys Corp. (1)                                               360,522                     5,177,096
CSG Systems International, Inc. (1)                               325,408                     6,488,636
DST Systems, Inc.                                                  45,163                     2,385,510
Euronet Worldwide, Inc. (1)                                        27,555                       532,638
Global Cash Access, Inc. (1)                                      630,178                     2,060,682

13 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

                                                                 SHARES                      VALUE
                                                              -----------              ----------------
IT SERVICES CONTINUED
Henry (Jack) & Associates, Inc.                                    19,750              $        669,328
ManTech International Corp. (1)                                    25,503                     1,081,327
Maximus, Inc.                                                      84,655                     6,871,446
NeuStar, Inc., Cl. A (1)                                          468,311                    11,979,395
Patni Computer Systems Ltd., ADR                                  217,760                     4,538,118
Satyam Computer Services Ltd., ADR (1)                              3,705                        11,189
TeleTech Holdings, Inc. (1)                                       165,156                     3,200,723
Unisys Corp. (1)                                                      610                        19,044
                                                                                       ----------------
                                                                                             75,120,409

OFFICE ELECTRONICS--0.1%
Zebra Technologies Corp., Cl. A (1)                                47,173                     1,851,069

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.8%
Amkor Technology, Inc. (1)                                        415,757                     2,802,202
ASM International NV (1)                                           42,286                     1,674,103
Atmel Corp. (1)                                                   118,920                     1,620,880
ATMI, Inc. (1)                                                     82,043                     1,548,972
Avago Technologies Ltd.                                            49,410                     1,536,651
Brooks Automation, Inc. (1)                                       155,270                     2,131,857
Cabot Microelectronics Corp. (1)                                  101,140                     5,284,565
China Sunergy Co. Ltd., ADR (1)                                   759,804                     3,130,392
Cypress Semiconductor Corp. (1)                                    46,690                       904,852
Entegris, Inc. (1)                                                125,450                     1,100,197
Fairchild Semiconductor International, Inc., Cl. A (1)            602,630                    10,967,866
GT Solar International, Inc. (1)                                  894,217                     9,532,353
Hanwha SolarOne Co. Ltd., Sponsored ADR (1)                       358,290                     2,719,421
Himax Technologies, Inc., ADR                                     835,668                     1,980,533
Integrated Device Technology, Inc. (1)                            500,066                     3,685,486
International Rectifier Corp. (1)                                  88,740                     2,933,744
JA Solar Holdings Co. Ltd., ADS (1)                               742,920                     5,200,440
Kulicke & Soffa Industries, Inc. (1)                              342,821                     3,205,376
Lam Research Corp. (1)                                             63,520                     3,599,043
Lattice Semiconductor Corp. (1)                                   831,050                     4,903,195
LSI Corp. (1)                                                     676,530                     4,600,404
Maxim Integrated Products, Inc.                                   244,400                     6,256,640
Micrel, Inc.                                                      447,208                     6,028,364
Microsemi Corp. (1)                                                 7,647                       158,369
MKS Instruments, Inc.                                              64,790                     2,157,507
Nanometrics, Inc. (1)                                             106,360                     1,924,052
National Semiconductor Corp.                                      438,090                     6,282,211
Netlogic Microsystems, Inc. (1)                                   506,290                    21,274,306
Novellus Systems, Inc. (1)                                        160,330                     5,953,053
ON Semiconductor Corp. (1)                                        448,921                     4,430,850
Photronics, Inc. (1)                                              146,030                     1,309,889
PMC-Sierra, Inc. (1)                                              291,211                     2,184,083

14 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

                                                                 SHARES                      VALUE
                                                              -----------              ----------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
RF Micro Devices, Inc. (1)                                      1,096,090              $      7,025,937
Semtech Corp. (1)                                               1,113,921                    27,870,303
Sigma Designs, Inc. (1)                                           133,600                     1,730,120
Skyworks Solutions, Inc. (1)                                      674,930                    21,881,231
Spansion, Inc., Cl. A (1)                                          28,680                       535,456
Standard Microsystems Corp. (1)                                    57,797                     1,425,274
Teradyne, Inc. (1)                                                566,506                    10,089,472
Varian Semiconductor Equipment Associates, Inc. (1)               431,809                    21,016,144
Veeco Instruments, Inc. (1)                                       168,330                     8,557,897
                                                                                       ----------------
                                                                                            233,153,690

SOFTWARE--2.7%
Actuate Corp. (1)                                                 517,660                     2,691,832
Changyou.com Ltd., ADR (1)                                        163,926                     5,278,417
Check Point Software Technologies Ltd. (1)                        418,504                    21,364,629
FactSet Research Systems, Inc.                                    264,339                    27,684,223
Fair Isaac Corp.                                                  169,686                     5,363,774
Giant Interactive Group, Inc., ADR                                241,622                     1,800,084
Manhattan Associates, Inc. (1)                                    226,062                     7,396,749
Monotype Imaging Holdings, Inc. (1)                               119,690                     1,735,505
Net 1 UEPS Technologies, Inc. (1)                                 367,034                     3,156,492
NetScout Systems, Inc. (1)                                          3,030                        82,780
Shanda Games Ltd., Sponsored ADR (1)                              805,926                     5,117,630
TIBCO Software, Inc. (1)                                          841,130                    22,920,793
Websense, Inc. (1)                                                181,360                     4,165,839
                                                                                       ----------------
                                                                                            108,758,747

MATERIALS--4.9%
CHEMICALS--2.1%
Arch Chemicals, Inc.                                                3,268                       135,916
Cabot Corp.                                                        48,300                     2,235,807
Cytec Industries, Inc.                                            471,721                    25,647,471
Eastman Chemical Co.                                               25,290                     2,511,803
Ferro Corp. (1)                                                    60,940                     1,010,995
Hawkins, Inc.                                                     101,950                     4,188,106
Innophos Holdings, Inc.                                           143,828                     6,631,909
Innospec, Inc. (1)                                                 66,960                     2,138,702
KMG Chemicals, Inc.                                                76,610                     1,506,153
Koppers Holdings, Inc.                                             61,600                     2,630,320
Minerals Technologies, Inc.                                        96,443                     6,608,274
NewMarket Corp.                                                    41,970                     6,640,493
OM Group, Inc. (1)                                                106,560                     3,893,702
PolyOne Corp.                                                      65,810                       935,160
Solutia, Inc. (1)                                                  85,629                     2,174,977
Stepan Co.                                                         33,570                     2,433,825
TPC Group, Inc. (1)                                                32,480                       937,698
W.R. Grace & Co. (1)                                              186,001                     7,121,978

15 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

                                                                 SHARES                      VALUE
                                                              -----------              ----------------
CHEMICALS CONTINUED
Westlake Chemical Corp.                                            57,080              $      3,207,896
                                                                                       ----------------
                                                                                             82,591,185

CONSTRUCTION MATERIALS--0.4%
Eagle Materials, Inc.                                             466,980                    14,130,815
CONTAINERS & PACKAGING--1.1%
Ball Corp.                                                         51,860                     1,859,181
Bemis Co., Inc.                                                    59,070                     1,938,087
Boise, Inc.                                                       622,150                     5,698,894
Crown Holdings, Inc. (1)                                            1,000                        38,580
Packaging Corp. of America                                        922,450                    26,649,581
Rock-Tenn Co., Cl. A                                              119,882                     8,313,817
                                                                                       ----------------
                                                                                             44,498,140

METALS & MINING--0.6%
Century Aluminum Co. (1)                                           56,430                     1,054,112
Compass Minerals International, Inc.                              161,970                    15,149,054
Contango ORE, Inc. (1)                                              4,651                        85,997
Gulf Resources, Inc. (1)                                           35,189                       217,820
Redcorp Ventures Ltd., Legend Shares (1),(2)                    4,502,900                            --
Steel Dynamics, Inc.                                              318,060                     5,969,986
                                                                                       ----------------
                                                                                             22,476,969

PAPER & FOREST PRODUCTS--0.7%
Buckeye Technologies, Inc.                                        397,140                    10,814,122
Domtar Corp.                                                       91,100                     8,361,158
Glatfelter                                                        307,157                     4,091,331
KapStone Paper & Packing Corp. (1)                                218,940                     3,759,200
MeadWestvaco Corp.                                                 99,170                     3,007,826
                                                                                       ----------------
                                                                                             30,033,637

TELECOMMUNICATION SERVICES--0.9%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
Cincinnati Bell, Inc. (1)                                       1,076,178                     2,884,157
IDT Corp., Cl. B                                                  105,069                     2,831,610
Neutral Tandem, Inc. (1)                                           43,284                       638,439
Nortel Inversora SA, Sponsored ADR (1)                             64,600                     1,868,232
Telecom Argentina SA, Sponsored ADR                               158,450                     3,929,560
Telecom Corp. of New Zealand Ltd., Sponsored ADR                  193,560                     1,492,348
Tim Participacoes SA, ADR (1)                                      75,020                     3,274,623
Vonage Holdings Corp. (1)                                         920,630                     4,198,073
                                                                                       ----------------
                                                                                             21,117,042

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Cellcom Israel Ltd.                                               174,868                     5,791,628
NTELOS Holdings Corp.                                             113,961                     2,098,022
USA Mobility, Inc.                                                365,966                     5,302,847
                                                                                       ----------------
                                                                                             13,192,497

UTILITIES--4.5%
ELECTRIC UTILITIES--1.3%
Companhia Energetica de Minas Gerais, Sponsored ADR (1)           264,260                     5,092,290

16 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

                                                                          SHARES                      VALUE
                                                                       -----------              ----------------
ELECTRIC UTILITIES CONTINUED
Companhia Paranaense de Energia-Copel, Sponsored ADR                       284,000              $      7,892,360
DPL, Inc.                                                                  106,630                     2,922,728
El Paso Electric Co. (1)                                                   220,250                     6,695,600
Empresa Distribuidora y Comercializadora Norte SA, ADR (1)                 130,380                     1,365,079
NV Energy, Inc.                                                            401,960                     5,985,184
UniSource Energy Corp.                                                     118,680                     4,287,908
Westar Energy, Inc.                                                        635,200                    16,781,984
                                                                                                ----------------
                                                                                                      51,023,133

ENERGY TRADERS--1.1%
AES Corp. (The) (1)                                                      3,383,433                    43,984,629
GAS UTILITIES--1.2%
Atmos Energy Corp.                                                         210,010                     7,161,341
Chesapeake Utilities Corp.                                                  25,042                     1,042,248
Southwest Gas Corp.                                                        190,356                     7,418,173
UGI Corp.                                                                1,012,390                    33,307,631
                                                                                                ----------------
                                                                                                      48,929,393

MULTI-UTILITIES--0.7%
Alliant Energy Corp.                                                       117,760                     4,584,397
CMS Energy Corp.                                                           418,870                     8,226,607
Integrys Energy Group, Inc.                                                 94,649                     4,780,721
Teco Energy, Inc.                                                          440,050                     8,255,338
Vectren Corp.                                                               22,180                       603,296
                                                                                                ----------------
                                                                                                      26,450,359

WATER UTILITIES--0.2%
Aqua America, Inc.                                                         442,110                    10,119,887
                                                                                                ----------------
Total Common Stocks (Cost $2,822,004,001)                                                          3,883,451,631

INVESTMENT COMPANIES--2.5%
Ares Capital Corp.                                                       2,124,740                    35,908,106
BlackRock Kelso Capital Corp.                                              417,360                     4,227,857
Gladstone Capital Corp.                                                    292,791                     3,311,466
Hercules Technology Growth Capital, Inc.                                    77,867                       856,537
JPMorgan U.S. Treasury Plus Money Market Fund, Agency
Shares, 0.00% (3),(4)                                                       94,026                        94,026
MCG Capital Corp.                                                          401,517                     2,609,861
Oppenheimer Institutional Money Market Fund, Cl. E, 0.20% (3),(5)       47,516,463                    47,516,463
TICC Capital Corp.                                                         260,129                     2,827,602
                                                                                                ----------------
Total Investment Companies (Cost $88,237,327)                                                         97,351,918

Total Investments, at Value (Cost $2,910,241,328)                             99.7%                3,980,803,549
Other Assets Net of Liabilities                                                0.3                    13,928,507
                                                                       -----------              ----------------
Net Assets                                                                   100.0%            $   3,994,732,056
                                                                       ===========             =================

17 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

FOOTNOTES TO STATEMENT OF INVESTMENTS

1.   Non-income producing security.

2. Restricted security. The aggregate value of restricted securities as of March 31, 2011 was $0. See accompanying Notes. Information concerning restricted securities is as follows:


                                           ACQUISITION                                       UNREALIZED
SECURITY                                       DATE           COST             VALUE        DEPRECIATION
------------------------------------      ---------------  -----------         ------       ------------
Redcorp Ventures Ltd., Legend Shares         6/27/07       $ 2,103,471          $ -          $ 2,103,471

3.   Rate shown is the 7-day yield as of March 31, 2011.

4.   Interest rate is less than 0.0005%.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                SHARES                                         SHARES
                                             JUNE 30, 2010   ADDITIONS      REDUCTIONS     MARCH 31, 2011
                                             -------------   ---------      ----------     --------------
Oppenheimer Institutional Money Market
 Fund, Cl. E                                   27,877,299    548,470,723     528,831,559      47,516,463

                                                                              VALUE            INCOME
                                                                            -----------       -------
Oppenheimer Institutional Money Market Fund, Cl. E                          $47,516,463       $45,459

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of March 31, 2011 based on valuation input level:

                                                         LEVEL 2--
                                      LEVEL 1--            OTHER             LEVEL 3--
                                      UNADJUSTED        SIGNIFICANT         SIGNIFICANT
                                        QUOTED          OBSERVABLE         UNOBSERVABLE
                                        PRICES            INPUTS              INPUTS            VALUE
                                    --------------      -----------        ------------    --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary            $  585,417,245      $        --        $         --    $  585,417,245
  Consumer Staples                     105,759,673               --                  --       105,759,673
  Energy                               217,683,810               --                  --       217,683,810
  Financials                           802,914,276               --                  --       802,914,276
  Health Care                          464,944,771               --                 141       464,944,912
  Industrials                          666,780,966               --                  --       666,780,966
  Information Technology               631,403,063               --                  --       631,403,063
  Materials                            193,730,746               --                  --       193,730,746
  Telecommunication Services            34,309,539               --                  --        34,309,539
  Utilities                            180,507,401               --                  --       180,507,401
Investment Companies                    97,351,918               --                  --        97,351,918
                                    --------------      -----------        ------------    --------------
Total Assets                        $3,980,803,408      $        --        $        141    $3,980,803,549
                                    --------------      -----------        ------------    --------------

18 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

Effective November 1, 2010 the Fund changed its name to Oppenheimer Main Street Small- & Mid-Cap Fund from Oppenheimer Main Street Small Cap Fund.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in

19 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS MARCH 31, 2011 (UNAUDITED)

good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RESTRICTED SECURITIES

As of March 31, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  2,935,262,335
                                              ================
Gross unrealized appreciation                 $  1,095,613,741
Gross unrealized depreciation                      (50,072,527)
                                              ----------------
Net unrealized appreciation                   $  1,045,541,214
                                              ================

20 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small- & Mid-Cap Fund

By: /s/ William F. Glavin, Jr.
    ---------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 05/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ---------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 05/10/2011

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 05/10/2011